Income taxes - Disclosure of components of deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Non-capital losses	$ 8,387	$ 26,615
Deferred and restricted share units	4,116	3,234
Share and debt issue expenses	888	1,484
Other	478	4
Deferred tax assets	13,869	31,337
Deferred tax liabilities:
Royalty interests	(85,089)	(98,765)
Stream interests	(4,634)	(4,038)
Investments	(380)	(1,331)
Deferred tax liabilities	(90,103)	(104,134)
Deferred tax liability, net	$ (76,234)	$ (72,797)	$ (63,917)